Activity in Allowance Accounts Related to Accounts Receivable and Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts Receivable Allowances
Balance at Beginning of Year	$ 1,237		$ 856		$ 271
Charged to Operations	1,509	[1]	990	[1]	814	[1]
Deductions	(1,859)	[2]	(609)	[2]	(229)	[2]
Balance at End of Year	887		1,237		856
Deferred Tax Asset Valuation Allowance
Balance at Beginning of Year	975		607		244
Charged to Operations	1,606		368		363
Balance at End of Year	$ 2,581		$ 975		$ 607

[1]	Amounts represent charges to general and administrative expense for increases to the allowance for doubtful accounts.
[2]	Amounts represent cash collections from customers for accounts previously reserved and write-offs of accounts receivable recorded against the allowance for doubtful accounts.